Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2025
Registrant Name	dei_EntityRegistrantName	MFS® VARIABLE INSURANCE TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0000719269
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2026
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Apr. 30, 2026
MFS Blended Research Core Equity Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Blended Research Core Equity Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Corporate Bond Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Corporate Bond Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Core Equity Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Core Equity Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Emerging Markets Equity Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Emerging Markets Equity Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Governments Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Governments Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Growth Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Growth Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Research Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Research Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Tactical Allocation Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Tactical Allocation Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Government Securities Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Government Securities Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS High Yield Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS High Yield Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Income Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Income Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS International Growth Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS International Growth Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS International Intrinsic Value Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS International Intrinsic Value Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Massachusetts Investors Growth Stock Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Massachusetts Investors Growth Stock Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research International Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research International Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Technology Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Technology Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS U.S. Government Money Market Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS U.S. Government Money Market Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A